Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000105241 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	100.00%
C000105241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	78.70%
C000105243 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	100.00%
C000105243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	78.70%